Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Fair value of Class N warrants
December 31,
2018
Weighted average contractual term in years	1.13-1.19
Weighted average risk free interest rate	1.98-2.15%
Weighted average volatility	94-99%
Forfeiture rate	0.0%
Expected dividend yield	0.0%

Warrant agreement assumptions
December 31,
2018
Weighted average contractual term in years	1.14
Weighted average risk free interest rate	1.96%
Weighted average volatility	98.2%
Forfeiture rate	0.0%
Expected dividend yield	0.0%